UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                  FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


Investment Company Act File Number:       811-3850

Exact Name of Registrant as
Specified in Charter:                     Delaware Group Tax-Free Fund

Address of principal executive offices:   2005 Market Street
                                          Philadelphia, PA 19103

Name and address of agent for service:    Richelle S. Maestro
                                          2005 Market Street
                                          Philadelphia, PA 19103

Registrant's telephone number:            (800) 523-1918

Date of fiscal year end:                  August 31

Date of reporting period:                 July 1, 2004 - June 30, 2005

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ITEM 1. PROXY VOTING RECORD.
================================================================================
======================= DELAWARE TAX-FREE INSURED FUND =========================

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

========================= DELAWARE TAX-FREE USA FUND ===========================

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

=================== DELAWARE TAX-FREE USA INTERMEDIATE FUND ====================

The Fund did not hold any underlying securities in which it was entitled to vote a proxy in regards to an issuer's shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

================================================================================



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE GROUP TAX-FREE FUND


By:    Jude T. Driscoll
       ------------------------
Name:  Jude T. Driscoll
Title: Chairman/President/
       Chief Executive Officer
Date:  August 29, 2005